Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Issuance of Series C convertible preferred stock, issuance costs	$ 91
Convertible preferred stock [Member]
Issuance of Series C convertible preferred stock, issuance costs	$ 91